Real Estate Index Portfolio
Schedule of Investments (unaudited)
As of March 31, 2022
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Equity Real Estate Investment Trusts (REITs) (95.0%)
Diversified REITs (3.0%)
	WP Carey Inc.	165,409	13,372
	STORE Capital Corp.	217,672	6,363
*	DigitalBridge Group Inc.	456,725	3,288
	Broadstone Net Lease Inc.	143,467	3,125
	PS Business Parks Inc.	18,391	3,091
	Essential Properties Realty Trust Inc.	108,323	2,741
	Washington REIT	74,841	1,908
	American Assets Trust Inc.	45,676	1,731
	Alexander & Baldwin Inc.	64,021	1,485
	Global Net Lease Inc.	91,437	1,438
	iStar Inc.	61,327	1,436
	Empire State Realty Trust Inc. Class A	129,360	1,270
	Armada Hoffler Properties Inc.	54,134	790
	Gladstone Commercial Corp.	33,739	743
	One Liberty Properties Inc.	14,726	453
			43,234
Health Care REITs (8.3%)
	Welltower Inc.	386,478	37,156
	Ventas Inc.	354,463	21,892
	Healthpeak Properties Inc.	478,712	16,434
	Medical Properties Trust Inc.	530,019	11,204
	Omega Healthcare Investors Inc.	211,975	6,605
	Healthcare Trust of America Inc. Class A	195,794	6,136
	Healthcare Realty Trust Inc.	131,078	3,602
	Physicians Realty Trust	195,360	3,427
	Sabra Health Care REIT Inc.	203,486	3,030
	National Health Investors Inc.	38,679	2,282
	CareTrust REIT Inc.	86,884	1,677
	LTC Properties Inc.	34,812	1,339
	Community Healthcare Trust Inc.	21,413	904
	Global Medical REIT Inc.	54,165	884
	Universal Health Realty Income Trust	12,127	708
	Diversified Healthcare Trust	211,854	678
			117,958
Hotel & Resort REITs (2.7%)
*	Host Hotels & Resorts Inc.	633,409	12,307
*	Ryman Hospitality Properties Inc.	46,430	4,307
*	Park Hotels & Resorts Inc.	210,025	4,102
	Apple Hospitality REIT Inc.	192,577	3,461
	Pebblebrook Hotel Trust	116,932	2,862
*	Sunstone Hotel Investors Inc.	195,670	2,305

		Shares	Market Value ($000)
	RLJ Lodging Trust	148,808	2,095
*	Xenia Hotels & Resorts Inc.	102,060	1,969
*	DiamondRock Hospitality Co.	186,282	1,881
	Service Properties Trust	145,620	1,286
*	Summit Hotel Properties Inc.	95,774	954
*	Chatham Lodging Trust	42,612	588
			38,117
Industrial REITs (12.6%)
	Prologis Inc.	656,391	105,994
	Duke Realty Corp.	338,160	19,634
	Rexford Industrial Realty Inc.	134,363	10,022
	EastGroup Properties Inc.	36,090	7,336
	First Industrial Realty Trust Inc.	115,869	7,173
	Americold Realty Trust	236,674	6,599
	STAG Industrial Inc.	155,231	6,419
	Terreno Realty Corp.	66,393	4,916
	Innovative Industrial Properties Inc.	21,249	4,365
	LXP Industrial Trust	251,226	3,944
	Industrial Logistics Properties Trust	58,724	1,331
	Plymouth Industrial REIT Inc.	28,998	786
			178,519
Office REITs (7.1%)
	Alexandria Real Estate Equities Inc.	130,704	26,304
	Boston Properties Inc.	131,812	16,977
	Kilroy Realty Corp.	92,978	7,105
	Vornado Realty Trust	144,560	6,551
	Cousins Properties Inc.	131,896	5,314
	Douglas Emmett Inc.	155,715	5,204
	SL Green Realty Corp.	59,206	4,806
	Highwoods Properties Inc.	92,588	4,235
	Hudson Pacific Properties Inc.	135,344	3,756
	Equity Commonwealth	107,575	3,035
	JBG SMITH Properties	103,651	3,029
	Corporate Office Properties Trust	99,990	2,854
	Brandywine Realty Trust	152,775	2,160
	Piedmont Office Realty Trust Inc. Class A	110,955	1,911
	Paramount Group Inc.	156,254	1,705
	Easterly Government Properties Inc. Class A	76,022	1,607
*	Veris Residential Inc.	64,392	1,120
	Office Properties Income Trust	42,607	1,096
*	Orion Office REIT Inc.	49,967	700
	City Office REIT Inc.	38,792	685
	Franklin Street Properties Corp.	88,560	523
			100,677
Residential REITs (15.2%)
	AvalonBay Communities Inc.	124,030	30,805
	Equity Residential	316,243	28,436
	Mid-America Apartment Communities Inc.	102,233	21,413
	Invitation Homes Inc.	529,961	21,294
	Essex Property Trust Inc.	57,798	19,968
	Sun Communities Inc.	103,003	18,055
	UDR Inc.	274,615	15,755
	Camden Property Trust	90,780	15,088
	Equity LifeStyle Properties Inc.	155,204	11,870
	American Homes 4 Rent Class A	266,997	10,688
	Apartment Income REIT Corp.	139,237	7,444
	American Campus Communities Inc.	123,409	6,907

		Shares	Market Value ($000)
	Independence Realty Trust Inc.	93,635	2,476
	NexPoint Residential Trust Inc.	20,052	1,811
	Centerspace	12,696	1,246
	Preferred Apartment Communities Inc.	46,887	1,169
	UMH Properties Inc.	43,231	1,063
	Apartment Investment & Management Co. Class A	134,973	988
			216,476
Retail REITs (10.5%)
	Simon Property Group Inc.	291,792	38,388
	Realty Income Corp.	502,328	34,811
	Kimco Realty Corp.	547,799	13,531
	Regency Centers Corp.	136,675	9,750
	Federal Realty Investment Trust	62,097	7,580
	National Retail Properties Inc.	155,722	6,998
	Brixmor Property Group Inc.	263,496	6,801
	Spirit Realty Capital Inc.	109,386	5,034
	Kite Realty Group Trust	194,363	4,426
	Agree Realty Corp.	61,895	4,107
	Macerich Co.	189,731	2,967
	SITE Centers Corp.	150,330	2,512
	Retail Opportunity Investments Corp.	107,200	2,079
	Urban Edge Properties	104,637	1,999
	Acadia Realty Trust	78,193	1,695
	Tanger Factory Outlet Centers Inc.	91,804	1,578
	RPT Realty	74,393	1,024
	Getty Realty Corp.	34,141	977
	Necessity Retail REIT Inc. Class A	109,031	863
	NETSTREIT Corp.	35,134	788
	Saul Centers Inc.	12,456	657
	Alexander's Inc.	2,056	527
	Urstadt Biddle Properties Inc. Class A	26,700	502
*	Seritage Growth Properties Class A	34,845	441
*,1	Spirit MTA REIT	42,040	11
			150,046
Specialized REITs (35.6%)
	American Tower Corp.	404,330	101,576
	Crown Castle International Corp.	383,749	70,840
	Equinix Inc.	79,947	59,290
	Public Storage	140,104	54,680
	Digital Realty Trust Inc.	251,983	35,731
	SBA Communications Corp.	96,593	33,238
	Weyerhaeuser Co.	665,166	25,210
	Extra Space Storage Inc.	118,889	24,444
	VICI Properties Inc.	558,762	15,902
	Iron Mountain Inc.	257,265	14,255
	Life Storage Inc.	72,746	10,216
	CubeSmart	194,071	10,097
	Gaming & Leisure Properties Inc.	201,313	9,448
	Lamar Advertising Co. Class A	77,019	8,948
	MGM Growth Properties LLC Class A	138,958	5,378
	Rayonier Inc.	127,004	5,222
	National Storage Affiliates Trust	75,086	4,712
*	Outfront Media Inc.	129,344	3,677
	EPR Properties	66,398	3,633
	PotlatchDeltic Corp.	59,692	3,147
	Uniti Group Inc.	210,144	2,892
	Four Corners Property Trust Inc.	68,380	1,849

			Shares	Market Value ($000)
		Gladstone Land Corp.	28,668	1,044
		Safehold Inc.	14,971	830
				506,259
Total Equity Real Estate Investment Trusts (REITs) (Cost $1,140,304)				1,351,286
Real Estate Management & Development (4.9%)
Diversified Real Estate Activities (0.2%)
		St. Joe Co.	28,785	1,705
		RMR Group Inc. Class A	13,790	429
				2,134
Real Estate Development (0.3%)
*		Howard Hughes Corp.	36,717	3,804
*		Forestar Group Inc.	14,998	267
				4,071
Real Estate Operating Companies (0.2%)
		Kennedy-Wilson Holdings Inc.	111,676	2,724
*		FRP Holdings Inc.	5,472	316
				3,040
Real Estate Services (4.2%)
*		CBRE Group Inc. Class A	297,252	27,205
*		Jones Lang LaSalle Inc.	44,783	10,724
*		Zillow Group Inc. Class C	150,094	7,398
		Newmark Group Inc. Class A	170,378	2,712
*		Zillow Group Inc. Class A	53,806	2,595
*		Cushman & Wakefield plc	119,515	2,451
*		Realogy Holdings Corp.	104,215	1,634
*		Redfin Corp.	83,754	1,511
[2]		eXp World Holdings Inc.	58,522	1,239
*		Marcus & Millichap Inc.	20,938	1,103
*		Opendoor Technologies Inc.	108,669	940
		RE/MAX Holdings Inc. Class A	16,564	459
*		Douglas Elliman Inc.	58,507	427
				60,398
Total Real Estate Management & Development (Cost $67,027)				69,643
		Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund (Cost $1,571)	0.312%	15,706	1,570
Total Investments (100.0%) (Cost $1,208,902)				1,422,499
Other Assets and Liabilities—Net (0.0%)				164
Net Assets (100%)				1,422,663
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $730,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $794,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Dow Jones U.S. Real Estate Index	June 2022	33	1,385	72

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The portfolio may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,420,918	—	11	1,420,929
Temporary Cash Investments	1,570	—	—	1,570
Total	1,422,488	—	11	1,422,499

Derivative Financial Instruments
Assets
Futures Contracts[1]	72	—	—	72
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.